UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:  ______
  This Amendment (Check only one):		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	    PHZ Long/Short Trading Ltd.
Address:    321 Commonwealth Rd.
	    Wayland, MA 01778

Form 13F File Number:  28-10405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   James Faulkner
Title:     Vice President
Phone:  508-651-3700

Signature, Place, and Date of Signing:


	James Faulkner			Wayland, MA			2/7/07
	  [Signature]			[City, State]		[Date]

Report Type (Check only one):

[    ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-10387	PHZ Capital Partners, LP